Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2014		As of December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$500,000	$509,400	$475,000	$355,063
Unamortized prepaid debt issuance costs on 6.75% Senior Notes	(2,972)	—	(2,066)	—
7.75% Senior Notes due June 2021	2,000,000	2,005,000	2,000,000	930,000
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	(22,385)	—	(19,602)	—
8.125% Senior Notes due June 2023	1,000,000	1,015,000	1,000,000	450,000
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	(11,887)	—	(10,870)	—

Total Intelsat Luxembourg obligations	3,462,756	3,529,400	3,442,462	1,735,063

Intelsat Jackson:
7.25% Senior Notes due October 2020	2,200,000	2,318,360	2,200,000	1,919,500
Unamortized prepaid debt issuance costs and premium on 7.25% Senior Notes	(9,635)	—	(8,248)	—
7.25% Senior Notes due April 2019	1,500,000	1,563,750	1,500,000	1,368,750
Unamortized prepaid debt issuance costs on 7.25% Senior Notes	(10,355)	—	(8,203)	—
7.5% Senior Notes due April 2021	1,150,000	1,227,625	1,150,000	1,000,500
Unamortized prepaid debt issuance costs on 7.5% Senior Notes	(9,350)	—	(8,137)	—
6.625% Senior Notes due December 2022	1,275,000	1,313,250	1,275,000	803,250
Unamortized prepaid debt issuance costs and premium on 6.625% Senior Notes	22,694	—	20,428	—
5.5% Senior Notes due August 2023	2,000,000	1,980,000	2,000,000	1,560,000
Unamortized prepaid debt issuance costs on 5.5% Senior Notes	(18,439)	—	(16,719)	—
Senior Secured Credit Facilities due June 2019	3,095,000	3,075,811	3,095,000	2,944,274
Jackson Revolver	49,000	49,000	—	—
Unamortized prepaid debt issuance costs and discount on Senior Credit Facilities and Jackson Revolver	(38,450)	—	(30,204)	—

Total Intelsat Jackson obligations	11,205,465	11,527,796	11,168,917	9,596,274

Total Intelsat S.A. long-term debt	14,668,221	15,057,196	14,611,379	11,331,337

Less:
Current portion of long-term debt	49,000		—

Total long-term debt, excluding current portion	$14,619,221		$14,611,379

Schedule of Principal Repayments of Long-Term Debt

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2015 are as follows (in thousands):

Year	Amount
2016	$—
2017	—
2018	475,000
2019	4,595,000
2020	2,200,000
2021 and thereafter	7,425,000

Total principal repayments	14,695,000
Unamortized discounts, premium and prepaid issuance costs	(83,621)

Total Intelsat S.A. long-term debt	$14,611,379